SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables		$ 2,037,154	$ 1,394,545
Other receivables		49,183	486
Contract assets		154,084	750
Tax recoverable		27,185
Restricted bank balance		383,400	399,400
Cash and cash equivalents		4,865,964	3,111,141	$ 76,620	$ 1,183,176
Trade payables		3,497,580	200,660
Other payables	[1]	151,190	11,852
Lease liabilities		156,195	237,675	$ 365,356
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Tax recoverable		27,185
Restricted bank balance		383,400	399,400
Financial assets		13,839,228	5,556,322
Trade payables		3,497,580	200,660
Other payables		151,190	11,852
Due to related companies			34,579
Lease liabilities		156,195	237,675
Financial liabilities		3,804,965	484,766
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables		2,037,154	1,394,545
Other receivables		6,371,441	650,486
Contract assets		154,084	750
Cash and cash equivalents		$ 4,865,964	$ 3,111,141

[1]	The increase in other payables as at March 31, 2026 was primarily driven by 1) a USD 100,000 share-based payment liability recognized in connection with stock-funded compensation granted to non-executive directors, which is accounted for as a cash-settled transaction; and 2) the inclusion of value-added tax payables assumed from the newly acquired subsidiaries following the completion of three business acquisitions during the financial year.